Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid expenses and other current assets [line items]
Trade receivables	$ 9,741	$ 569
Milestone Achievement Related to Dosing of First Subject in Phase I [Member]
Prepaid expenses and other current assets [line items]
Trade receivables	6,500
Reinvoicing to AZ Ireland of Research Costs Rechargeable [Member]
Prepaid expenses and other current assets [line items]
Trade receivables	$ 2,700